DISCONTINUED OPERATIONS - Loss on Sale (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Non-current Asset Held for Sale and Discontinued Operations [Abstract]
Total consideration	$ 219,354
Net asset value on disposition	(213,493)
Transaction cost	(6,717)
Loss on sale	$ (856)